Organization and Principal Actitivies	6 Months Ended
Sep. 30, 2025
Organization and Principal Actitivies [Abstract]
ORGANIZATION AND PRINCIPAL ACTITIVIES

NOTE 1 – ORGANIZATION AND PRINCIPAL ACTITIVIES

China SXT Pharmaceutical, Inc. (“SXT”) is a holding company incorporated in British Virgin Islands on July 4, 2017. SXT focuses on the research, development, manufacture, marketing and sales of traditional Chinese medicine pieces (the “TCMP”), through its variable interest entity (“VIE”, collectively with SXT, the “Company”), Jiangsu Suxuantang Pharmaceutical Co., Ltd, (“Taizhou Suxuantang”) in China. The Company currently sells three types of TCMP products: Advanced TCMP, Fine TCMP and Regular TCMP, and TCM Homologous Supplements (“TCMHS”) products. We currently have a product portfolio of 19 advanced TCMPs, 10 Fine TCMPs, 235 Regular TCMPs and 4 TCMHS solid beverage products that address a wide variety of diseases and medical indications. Most of our products are sold on a prescription basis across China. The Company’s principal executive offices are located in Taizhou, Jiangsu province, China.

Restructuring and Share Issuance

On July 4, 2017, we were incorporated in the British Virgin Islands by issuance of 10,300,000 common stocks at 0.001 par value to Ziqun Zhou, Di Zhou and Feng Zhou Management Limited (“China SXT Pharmaceuticals, Inc. shareholders”). Feng Zhou Management Limited is a BVI company 100% owned by Feng Zhou. Feng Zhou, Ziqun Zhou and Di Zhou collectively hold 100% shares of Taizhou Suxuantang. Later on October 20, 2017, the 10,300,000 shares common stocks (5,150 shares retrospectively restated for effect of reverse stock split on February 22, 2021, May 19, 2022 and October 5, 2023) were reallocated among China SXT Pharmaceuticals, Inc. shareholders. On October 20, 2017, the Company issued 9,700,000 common stocks (4,850 shares retrospectively restated for effect of reverse stock split on February 22, 2021, May 19, 2022 and October 5, 2023) at 0.001 par value to ten individual shareholders (“Restructuring”).

On July 21, 2017, our wholly owned subsidiary China SXT Group Limited (“SXT HK”) was incorporated in Hong Kong. China SXT Group Limited in turn holds all the capital stocks of Taizhou Suxantang Biotechnology Co. Ltd. (“WFOE”), a wholly foreign owned enterprise incorporated in China on October 13, 2017. On the same day, Taizhou Suxuantang and its shareholders entered into such a series of contractual arrangements, also known as VIE Agreements.

Taizhou Suxuantang was incorporated on June 9, 2005 by Jianping Zhou, Xiufang Yuan (the spouse of Jianping Zhou) and Jianbin Zhou, who held 83%, 11.5% and 5.5% shares in Taizhou Suxuantang respectively. On May 8, 2017, the three shareholders transferred all shares to Feng Zhou, Ziqun Zhou and Di Zhou (collectively “Taizhou Shareholders”), who hold 83%, 11.5% and 5.5% shares in Taizhou Suxuantang, respectively, after the transfer of shares. Feng Zhou and Ziqun Zhou are the children of Jianping Zhou and Xiufang Yuan, and Di Zhou is the child of Jianbin Zhou.

The discussion and presentation of financial statements herein assumes the completion of the Restructuring, which is accounted for retroactively as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying condensed consolidated financial statements.

The following diagram illustrates our corporate structure, including our subsidiary and condensed consolidated variable interest entity as of the date of the financial statements assuming the completion of our Restructuring:

VIE Agreements with Taizhou Suxuantang

Due to PRC legal restrictions on foreign ownership in the pharmaceutical sector, neither the Company nor our subsidiaries own any equity interest in Taizhou Suxuantang. Instead, the Company controls and receives the economic benefits of Taizhou Suxuantang’s business operations through a series of contractual arrangements. WFOE, Taizhou Suxuantang and its shareholders entered into such a series of contractual arrangements, also known as VIE Agreements, on October 13, 2017. The VIE agreements are designed to provide WFOE with the power, rights and obligations equivalent in all material respects to those it would possess as the sole equity holder of Taizhou Suxuantang, including absolute control rights and the rights to the assets, property and revenue of Taizhou Suxuantang.

According to the Exclusive Business Cooperation Agreement between WFOE and Taizhou Suxuantang, which is one of the VIE Agreements that was also entered into on October 13, 2017, Taizhou Suxuantang is obligated to pay service fees to WFOE approximately equal to the net income of Taizhou Suxuantang.

Each of the VIE Agreements is described in detail below:

Exclusive Business Cooperation Agreement

Pursuant to the Exclusive Business Cooperation Agreement between Taizhou Suxuantang and WFOE, WFOE provides Taizhou Suxuantang with technical support, consulting services and other management services relating to its day-to-day business operations and management, on an exclusive basis, utilizing its advantages in technology, human resources, and information. Additionally, Taizhou Suxuantang granted an irrevocable and exclusive option to WFOE to purchase from Taizhou Suxuantang, any or all of Taizhou Suxuantang’s assets at the lowest purchase price permitted under the PRC laws. Should WFOE exercise such option, the parties shall enter into a separate asset transfer or similar agreement. For services rendered to Taizhou Suxuantang by WFOE under this agreement, WFOE is entitled to collect a service fee calculated based on the time of services rendered multiplied by the corresponding rate, plus the amount of the services fees or ratio decided by the board of directors of WFOE based on the value of services rendered by WFOE and the actual income of Taizhou Suxuantang from time to time, which is approximately equal to the net income of Taizhou Suxuantang.

The Exclusive Business Cooperation Agreement shall remain in effect for ten years unless it is terminated by WFOE with 30-day prior notice. Taizhou Suxuantang does not have the right to terminate the agreement unilaterally. WFOE may unilaterally extend the term of this agreement with prior written notice.

The CEO and president of WFOE, Mr. Feng Zhou, is currently managing Taizhou Suxuantang pursuant to the terms of the Exclusive Business Cooperation Agreement. WFOE has absolute authority relating to the management of Taizhou Suxuantang, including but not limited to decisions with regard to expenses, salary raises and bonuses, hiring, firing and other operational functions. The Exclusive Business Cooperation Agreement does not prohibit related party transactions. The audit committee is required to review and approve in advance any related party transactions, including transactions involving WFOE or Taizhou Suxuantang.

Share Pledge Agreement

Under the Share Pledge Agreement among WFOE and Feng Zhou, Ziqun Zhou, and Di Zhou, who together hold 100% shares of Taizhou Suxuantang (“Taizhou Suxuantang Shareholders”), the Taizhou Suxuantang Shareholders pledged all of their equity interests in Taizhou Suxuantang to WFOE to guarantee the performance of Taizhou Suxuantang’s obligations under the Exclusive Business Cooperation Agreement. Under the terms of the agreement, in the event that Taizhou Suxuantang or its shareholders breach their respective contractual obligations under the Exclusive Business Cooperation Agreement, WFOE, as pledgee, will be entitled to certain rights, including, but not limited to, the right to collect dividends generated by the pledged equity interests. The Taizhou Suxuantang Shareholders also agreed that upon occurrence of any event of default, as set forth in the Share Pledge Agreement, WFOE is entitled to dispose of the pledged equity interest in accordance with applicable PRC laws. The Taizhou Suxuantang Shareholders further agree not to dispose of the pledged equity interests or take any actions that would prejudice WFOE’s interest.

The Share Pledge Agreement shall be effective until all payments due under the Exclusive Business Cooperation Agreement have been paid by Taizhou Suxuantang. WFOE shall cancel or terminate the Share Pledge Agreement upon with no additional expense.

The purposes of the Share Pledge Agreement are to (1) guarantee the performance of Taizhou Suxuantang’s obligations under the Exclusive Business Cooperation Agreement, (2) make sure the shareholders of Taizhou Suxuantang shall not transfer or assign the pledged equity interests, or create or allow any encumbrance that would prejudice WFOE’s interests without WFOE’s prior written consent and (3) provide WFOE control over Taizhou Suxuantang. Under the Exclusive Option Agreement (described below), WFOE may exercise its option to acquire the equity interests in Taizhou Suxuantang any time to the extent permitted by the PRC Law. In the event Taizhou Suxuantang breaches its contractual obligations under the Exclusive Business Cooperation Agreement, WFOE will be entitled to foreclose on the Taizhou Suxuantang Shareholders’ equity interests in Taizhou Suxuantang and may (1) exercise its option to purchase or designate third parties to purchase part or all of their equity interests in Taizhou Suxuantang and in this situation, WFOE may terminate the VIE agreements after acquisition of all equity interests in Taizhou Suxuantang or form a new VIE structure with the third parties designated by WFOE; or (2) dispose the pledged equity interests and be paid in priority out of the proceeds from the disposal in which case the VIE structure will be terminated.

Exclusive Option Agreement

Under the Exclusive Option Agreement, the Taizhou Suxuantang Shareholders irrevocably granted WFOE (or its designee) an exclusive option to purchase, to the extent permitted under PRC law, once or at multiple times, at any time, part or all of their equity interests in Taizhou Suxuantang at the exercise price of RMB10.00.

Under the Exclusive Option Agreement, WFOE may at any time under any circumstances, purchase, or have its designated person to purchase, at its discretion, to the extent permitted under PRC law, all or part of the shareholders’ equity interests in Taizhou Suxuantang.

This Agreement shall remain effective until all equity interests held by Taizhou Suxuantang Shareholders in Taizhou Suxuantang have been transferred or assigned to WFOE and/or any other person designated by WFOE in accordance with this Agreement.

Power of Attorney

Under the Power of Attorney, the Taizhou Suxuantang Shareholders authorize WFOE to act on their behalf as their exclusive agent and attorney with respect to all rights as shareholders, including but not limited to: (a) attending shareholders’ meetings; (b) exercising all the shareholder’s rights, including voting, that shareholders are entitled to under the laws of China and the Articles of Association, including but not limited to the sale or transfer or pledge or disposition of shares in part or in whole; and (c) designating and appointing on behalf of shareholders the legal representative, the executive director, supervisor, the chief executive officer and other senior management members of Taizhou Suxuantang.

Although it is not explicitly stipulated in the Power of Attorney, the term of the Power of Attorney shall be the same as the term of that of the Exclusive Option Agreement.

This Power of Attorney is coupled with an interest and shall be irrevocable and continuously valid for each shareholder from the date it is executed until the date he/she no longer is a shareholder of Taizhou Suxuantang.

The Exclusive Option Agreement, together with the Share Pledge Agreement and the Power of Attorney enable WFOE to exercise effective control over Taizhou Suxuantang.

Basis of presentation and principles of consolidation

The accompany unaudited condensed consolidated financial statements of the Company has been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The accompanying condensed consolidated financial statements include our accounts and those of our wholly owned subsidiaries and VIE. Accordingly, all intercompany balances and transactions have been eliminated through the consolidation process.

In the opinion of management, these unaudited condensed consolidated interim financial statements reflect all adjustments, consisting of normal recurring adjustments, which are necessary to present fairly, in all material respects, the Company’s condensed consolidated financial position, results of operations, cash flows and changes in equity for the interim periods presented. These unaudited condensed financial statements do not include certain information and footnote disclosures as required by the U.S. GAAP for complete annual financial statements. Therefore, these unaudited condensed consolidated interim financial statements should be read in conjunction with the financial statements and related notes included in the Company’s first initial offering Registration Statement on Form 20-F for the years ended March 31, 2024 and 2023.

The VIE, Taizhou Suxuantang is owned by three shareholders, each of which act as the Company’s nominee shareholder. For the consolidated VIEs, the Company’s management made evaluations of the relationships between the Company and the VIE and the economic benefit flow of contractual arrangements with Taizhou Suxuantang. In connection with such evaluation, management also took into account the fact that, as a result of such contractual arrangements, the Company control the shareholders’ voting interests in these VIEs. As a result of such evaluation, management concluded that the Company is the primary beneficiary of the consolidated VIEs, Taizhou Suxuantang. The Company does not have any VIEs that are not consolidated in the financial statements.